Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Share Based Compensation Shares Authorized Under Stock Option Plans By Exercise Price Range Text Block
(Not in thousands)
Exercise price per share	Options outstanding	Weighted-average exercise price of options outstanding	Weighted-average remaining life of options outstanding in years	Options exercisable (fully vested)	Weighted-average exercise price of options exercisable
$272.00	44,797	$272.00	0.12	44,797	$272.00

Schedule Of Share Based Compensation Stock Options Activity Table Text Block
(Not in thousands)	Options outstanding	Weighted-average exercise price
Outstanding at January 1, 2012	206,946	$207.83
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(45,960)	155.68
Outstanding at December 31, 2012	160,986	$222.71
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(60,549)	171.42
Outstanding at December 31, 2013	100,437	$253.64
Granted	-	-
Exercised	-	-
Forfeited	-	-
Expired	(55,640)	238.85
Outstanding at December 31, 2014	44,797	$272.00

Management Member
Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Non-vested at January 1, 2012	241,934	$31.98
Granted	359,427	17.72
Vested	(96,353)	37.61
Forfeited	(13,785)	26.59
Non-vested at December 31, 2012	491,223	$20.59
Granted	229,131	28.20
Vested	(131,324)	31.23
Forfeited	(3,783)	24.63
Non-vested at December 31, 2013	585,247	$21.16
Granted	365,831	29.86
Vested	(311,078)	19.02
Forfeited	(11,991)	29.33
Non-vested at December 31, 2014	628,009	$27.13

Director Member
Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Nonvested at January 1, 2012	-	-
Granted	41,174	$16.37
Vested	(41,174)	16.37
Forfeited	-	-
Non-vested at December 31, 2012	-	-
Granted	20,930	$29.43
Vested	(20,930)	29.43
Forfeited	-	-
Non-vested at December 31, 2013	-	-
Granted	23,135	$30.43
Vested	(23,135)	30.43
Forfeited	-	-
Non-vested at December 31, 2014	-	-